UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2020

Semiannual Report

to Shareholders

DWS Short-Term Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights

31	Notes to Financial Statements
40	Information About Your Fund’s Expenses
42	Liquidity Risk Management
43	Advisory Agreement Board Considerations and Fee Evaluation
48	Account Management Resources
50	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short-Term Municipal Bond Fund

Letter to Shareholders

Dear Shareholder:

While the economy isn’t expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. As of mid-May, U.S. markets have moved from panic mode back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. Stocks have become even more appealing for the medium to long term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — perfectly positions us to make strategic and tactical decisions. Those insights are updated frequently and are always available on the “Insights” section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events will add value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Short-Term Municipal Bond Fund	|	3

Performance Summary	April 30, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/20
No Sales Charges	–0.68%	0.82%	0.96%	1.10%
Bloomberg Barclays 1-Year G.O. Index†	0.54%	1.77%	1.19%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.20%	2.07%	1.52%	1.68%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		1.06%	0.97%	1.15%
Bloomberg Barclays 1-Year G.O. Index†		1.68%	1.17%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		1.93%	1.49%	1.72%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/20
Unadjusted for Sales Charge	–1.15%	–0.04%	0.20%	0.34%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.13%	–0.04%	0.20%	0.34%
Bloomberg Barclays 1-Year G.O. Index†	0.54%	1.77%	1.19%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.20%	2.07%	1.52%	1.68%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.29%	0.22%	0.40%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.29%	0.22%	0.40%
Bloomberg Barclays 1-Year G.O. Index†		1.68%	1.17%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		1.93%	1.49%	1.72%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/20
No Sales Charges	–0.61%	0.97%	1.11%	1.24%
Bloomberg Barclays 1-Year G.O. Index†	0.54%	1.77%	1.19%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.20%	2.07%	1.52%	1.68%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		1.20%	1.12%	1.30%
Bloomberg Barclays 1-Year G.O. Index†		1.68%	1.17%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		1.93%	1.49%	1.72%

4	|	DWS Short-Term Municipal Bond Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/20
No Sales Charges	–0.55%	1.08%	1.21%	1.36%
Bloomberg Barclays 1-Year G.O. Index†	0.54%	1.77%	1.19%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	0.20%	2.07%	1.52%	1.68%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		1.41%	1.25%	1.41%
Bloomberg Barclays 1-Year G.O. Index†		1.68%	1.17%	1.04%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		1.93%	1.49%	1.72%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2020 are 0.82%, 1.61%, 0.66% and 0.60% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Short-Term Municipal Bond Fund	|	5

Growth of an Assumed $10,000 Investment

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount outstanding of at least $5 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power.

††	The Bloomberg Barclays 3-Year (2–4) Municipal Bond Index is an unmanaged subset of the Bloomberg Barclays Municipal Bond Index. It includes maturities of two to four years.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Short-Term Municipal Bond Fund

	Class A	Class C	Class S	Institutional Class

Net Asset Value
4/30/20	$10.00	$9.99	$9.98	$10.00
10/31/19	$10.15	$10.15	$10.13	$10.15

Distribution Information as of 4/30/20
Income Dividends, Six Months	$.06	$.03	$.07	$.08
Capital Gain Distributions, Six Months	.02	.02	.02	.02
April Income Dividend	$.0106	$.0045	$.0119	$.0127
SEC 30-day Yield‡‡	1.07%	.35%	1.24%	1.34%
Tax Equivalent Yield‡‡	1.81%	.59%	2.09%	2.26%
Current Annualized Distribution Rate‡‡	1.29%	.55%	1.45%	1.55%

‡‡

The SEC yield is net investment income per share earned over the month ended April 30, 2020, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.99%, 0.28%, 1.17% and 1.28% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.80%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2020. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.21%, 0.48%, 1.38% and 1.49% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Short-Term Municipal Bond Fund	|	7

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2003.

–	Joined DWS in 1986.

–	Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	BA and MBA, Boston College.

8	|	DWS Short-Term Municipal Bond Fund

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	4/30/20	10/31/19
Municipal Investments
Revenue Bonds	66%	67%
General Obligation Bonds	26%	24%
Lease Obligations	7%	7%
Escrow to Maturity/Prerefunded Bonds	1%	1%
Preferred Shares of Closed-End Investment Companies	—	1%
	100%	100%

Interest Rate Sensitivity	4/30/20	10/31/19
Effective Maturity	2.4 years	2.3 years
Modified Duration	2.1 years	2.0 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio excluding Open- End Investment Companies)	4/30/20	10/31/19
AAA	19%	27%
AA	44%	39%
A	18%	20%
BBB	12%	9%
BB	1%	1%
B	—	0%
Not Rated	6%	4%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio excluding Preferred Shares of Closed-End Investment Companies and Open-End Investment Companies)	4/30/20	10/31/19
California	17%	15%
Texas	12%	13%
New York	7%	6%
Pennsylvania	5%	6%
Illinois	5%	7%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 48 for contact information.

DWS Short-Term Municipal Bond Fund	|	9

Investment Portfolio	as of April 30, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 103.3%
Alabama 1.2%

Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: The Goldman Sachs & Co.	2,200,000	2,300,716

Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,261,596

		3,562,312

Arizona 1.1%

Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	1,500,000	1,807,500

Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,658,336

		3,465,836

California 17.3%

California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300%, 0.989%*, Mandatory Put 10/1/2021 @ 100, 7/1/2030	2,000,000	1,962,940

California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,512,375

California, School Finance Authority Revenue, Inspire Charter Schools Revenue, Series B, 144A, 3.0%, 7/15/2020	1,000,000	1,001,080

California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370%, 0.58%*, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	3,990,120

California, State General Obligation:

MUNIPSA + 0.430%, 0.64%*, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,229,650

5.0%, 4/1/2021	4,000,000	4,150,600

California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,093,477

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:

Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,100,740

Series A, AMT, 5.0%, 6/30/2026	500,000	552,055

California, State Municipal Finance Authority Revenue, River Springs Charter School, 144A, 4.0%, 8/15/2020	1,000,000	1,007,420

The accompanying notes are an integral part of the financial statements.

10	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	1,998,740

California, State Municipal Finance Authority, Solid Waste Revenue, Republic Services, Inc., 3.0%, Mandatory Put 7/1/2020 @ 100, 9/1/2021	3,000,000	3,002,040

California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A-1, 144A, AMT, 1.95%, Mandatory Put 7/15/2020 @ 100, 11/1/2042	2,000,000	2,000,340

California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,024,740

California, State University Revenue, Series A, 5.0%, 11/1/2021	3,000,000	3,185,070

California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,507,035

Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250%, 0.94%*, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,126,432

Glendale, CA, Unified School District:

5.0%, 9/1/2025 (a)	500,000	594,385

5.0%, 9/1/2026 (a)	500,000	609,720

Long Beach, CA, Harbor Revenue, Private Activity, Series B, AMT, 4.0%, 5/15/2022	5,000,000	5,189,800

Newport Mesa, CA, Unified School District, Election of 2000:

5.0%, 8/1/2024 (a)	1,200,000	1,393,260

5.0%, 8/1/2025 (a)	1,300,000	1,552,941

Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,000,000

San Francisco City & County, CA, Multi-Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,249,163

Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250%, 0.46%*, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,478,525

Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,461,675

Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., Class 2, Series B-1, 2.25%, 6/1/2029	500,000	482,020

		53,456,343

Colorado 2.3%

Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,476,660

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)

Denver City & County, CO, Airport System Revenue:

Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,356,160

Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,163,060

		6,995,880

Connecticut 4.1%

Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,240,760

Connecticut, State Health & Educational Facilities Authority Revenue, Series A, 1.1%, Mandatory Put 2/7/2023 @ 100, 7/1/2048	3,000,000	2,969,700

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University Issue, Series A-4, 2.0%, Mandatory Put 2/8/2022 @ 100, 7/1/2049	4,000,000	4,061,880

Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:

Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	1,000,000	1,000,740

Series C-1, 4.0%, 11/15/2047	1,285,000	1,353,311

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	970,000	1,021,885

		12,648,276

District of Columbia 0.8%

District of Columbia, General Obligation, Series D, 5.0%, 6/1/2022	1,000,000	1,083,340

District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Nannie Helen Owner LLC, 1.45%, Mandatory Put 8/1/2022 @ 100, 2/1/2039	1,500,000	1,501,995

		2,585,335

Florida 3.3%

Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,196,488

Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	710,502

Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,301,387

Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,046,970

Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	500,000	490,535

Volusia County, FL, School Board, Certificate of Participations:

5.0%, 8/1/2021	2,000,000	2,097,160

5.0%, 8/1/2022	3,000,000	3,235,440

		10,078,482

The accompanying notes are an integral part of the financial statements.

12	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Georgia 4.3%

Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,022,960

Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,218,972

Columbia County, GA, Water & Sewerage Revenue:

5.0%, 6/1/2021	875,000	914,060

5.0%, 6/1/2022	600,000	649,614

Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:

Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,971,230

Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada	750,000	794,670

Georgia, State General Obligation:

Series C, 5.0%, 7/1/2021	4,325,000	4,533,465

Series A-1, 5.0%, 2/1/2022	1,905,000	2,041,017

		13,145,988

Guam 0.5%
Guam, International Airport Authority Revenue, Series A, AMT, 5.0%, 10/1/2022	1,500,000	1,480,770

Illinois 4.8%

Granite City, IL, Waste Management, Inc. Project, AMT, 2.2%, Mandatory Put 5/1/2020 @ 100, 5/1/2027	2,000,000	2,000,000

Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.6%*, Mandatory Put 11/2/2020 @ 100, 11/1/2044, GTY: Waste Management Holdings	2,000,000	1,995,000

Illinois, State General Obligation:

Series D, 5.0%, 11/1/2020	4,000,000	4,011,320

Series A, 5.0%, 10/1/2021	1,000,000	1,002,650

Series B, 5.0%, 10/1/2021	1,000,000	1,002,650

Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,541,610

Lake County, IL, Forest Preservation District, Series A, 67% of 3-month USD-LIBOR + 0.480%, 0.976%*, 12/15/2020	1,335,000	1,329,313

Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,784,345

		14,666,888

Indiana 1.3%

Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, Series A, AMT, 1.15%, Mandatory Put 6/1/2020 @ 100, 5/1/2034	855,000	854,726

Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, 1.65%, Mandatory Put 7/1/2022 @ 100, 12/1/2042	1,000,000	1,003,560

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)

Indianapolis, IN, Local Public Improvement Bond Bank, Fieldhouse Project, Series B, 1.45%, 6/1/2021	2,100,000	2,100,357

		3,958,643

Iowa 0.6%

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Series A-2, 2.875%, 5/15/2049	1,500,000	1,436,445

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	500,000	491,785

		1,928,230

Kentucky 1.2%

Kentucky, Asset/Liability Commission, General Fund Revenue, Series A, 3.0%, 6/25/2020	2,320,000	2,327,610

Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,492,256

		3,819,866

Maine 0.1%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	330,000	338,837

Maryland 1.3%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,725,220

Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,352,662

		4,077,882

Massachusetts 2.1%

Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2021	1,000,000	1,053,910

Massachusetts, State Development Finance Agency, Solid Waste Disposal Revenue, Waste Management, Inc., Project, 144A, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2027, GTY: Waste Management, Inc.	250,000	250,000

Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,241,000

		6,544,910

Michigan 3.3%

Michigan, State Building Authority Revenue, Series I, 5.0%, 10/15/2021	500,000	529,705

Michigan, State Finance Authority Revenue, Series A-1, 4.0%, 8/20/2020	1,500,000	1,516,080

The accompanying notes are an integral part of the financial statements.

14	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68% of 1-month USD-LIBOR + 0.400%, 0.825%*, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,860,000	1,828,603

Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,083

Michigan, State Trunk Line, Series A, 5.0%, 11/15/2023	1,000,000	1,125,870

Wayne County, MI, Airport Authority Revenue, Series A, AMT, 4.0%, 12/1/2020, INS: AGMC	4,600,000	4,660,766

		10,211,107

Minnesota 2.3%

Minnesota, State General Obligation:

Series A, 5.0%, 8/1/2021	1,800,000	1,893,654

Series D, 5.0%, 8/1/2021	5,060,000	5,323,272

		7,216,926

Missouri 0.8%

Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	443,201

Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, Series 2019, 1.5%, 3/1/2021	2,000,000	2,002,440

		2,445,641

Nevada 0.2%
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	500,000	481,730

New Jersey 3.8%

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	320,000	292,195

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	1,200,000	1,119,372

New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,007,620

New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Conduit Revenue, Oceanport Gardens, Series C, 1.58%, Mandatory Put 6/1/2020 @ 100, 6/1/2022	1,000,000	1,000,150

New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,118,050

New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,072,300

New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,218,006

		11,827,693

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
New Hampshire 1.0%
New Hampshire, National Finance Authority, Exempt Facilities Revenue, Emerald Renewable Diesel LLC Project, 144A, AMT, 2.0%, Mandatory Put 8/31/2020 @ 100, 6/1/2049	3,000,000	3,003,660

New Mexico 0.6%

New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	850,000	903,431

Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	899,220

		1,802,651

New York 6.7%

Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, Energy Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	1,926,920

New York, Metropolitan Transportation Authority Revenue:

Series B-1, 5.0%, 5/15/2022	2,000,000	1,990,480

Series D-1, 5.0%, 9/1/2022	3,725,000	3,704,848

New York, State Dormitory Authority Revenue, Non-Supported Debt, Northwell Healthcare, Inc., Series B-1, 5.0%, Mandatory Put 5/1/2022 @ 100, 5/1/2048	2,000,000	2,096,540

New York, State Dormitory Authority Revenue, State Personal Income Tax Revenue, Series E, 5.0%, 2/15/2023	1,035,000	1,139,432

New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,503,050

New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	2,090,000	2,202,128

New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,517,375

New York, NY, General Obligation, Series A, 5.0%, 8/1/2022	1,020,000	1,098,397

Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:

Series A, 5.0%, 9/1/2025 (a)	300,000	351,006

Series A, 5.0%, 9/1/2027 (a)	500,000	611,020

Series A, 5.0%, 9/1/2028 (a)	500,000	622,495

		20,763,691

North Carolina 1.3%

North Carolina, State Housing Finance Agency, Home Ownership Revenue:

Series 38-B, 4.0%, 7/1/2047	755,000	797,476

Series 41, 4.0%, 1/1/2050	1,460,000	1,556,930

Wake County, NC, General Obligation, Series C, 5.0%, 11/1/2022	1,425,000	1,567,101

		3,921,507

The accompanying notes are an integral part of the financial statements.

16	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,110,000	1,170,440

Ohio 2.5%

Allen Country, OH, Hospital Facilities Revenue:

Series A, 5.0%, 12/1/2022	600,000	647,328

Series A, 5.0%, 12/1/2023	1,000,000	1,105,900

Cleveland, OH, Airport System Revenue:

Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,953,479

Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,113,210

Hamilton County, OH, Hospital Facility Revenue, Elizabeth Gamble, Series A, 0.2%**, 5/5/2020, LOC: Northern Trust Company	400,000	400,000

Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,004,780

Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition and Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,460,790

		7,685,487

Oklahoma 0.8%

Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, AMT, 1.625%, 7/6/2023	2,000,000	1,896,080

Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390%, 0.6%*, 1/1/2023	630,000	623,952

		2,520,032

Oregon 1.2%

Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,705,000	1,767,778

Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	400,000	410,660

Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,451,105

		3,629,543

Pennsylvania 4.8%

Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,282,460

Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:

Series 119, 3.5%, 10/1/2041	1,090,000	1,129,338

Series 122, 4.0%, 10/1/2046	3,185,000	3,360,939

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)

Pennsylvania, State Intergovernmental Cooperation Authority, Philadelphia Funding Program, Series 2020, 5.0%, 6/15/2022	2,730,000	2,957,928

Pennsylvania, State Turnpike Commission Revenue:

Series B, MUNIPSA + 0.500%, 0.71%*, 12/1/2021	2,000,000	1,975,720

Series B-1, MUNIPSA + 0.880%, 1.09%*, 12/1/2020	2,000,000	2,000,000

Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022 (a)	1,000,000	1,085,610

		14,791,995
Rhode Island 0.7%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi-Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	2,115,000	2,115,804

South Carolina 0.3%
Laurens County, SC, Water & Sewer Commission, Waterworks District, 1.375%, 2/1/2022	1,000,000	1,002,000

South Dakota 0.8%

South Dakota, Housing Development Authority, Homeownership Mortgage:

Series B, 4.0%, 11/1/2047	1,875,000	1,987,744

Series A, AMT, 4.5%, 5/1/2031	365,000	379,757

		2,367,501
Tennessee 2.5%

Memphis, TN, General Obligation, 5.0%, 5/1/2024	4,000,000	4,598,160

Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	560,000	570,937

Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,338,177

Tennessee, State Housing Development Agency, Homeownership Program:

Series 2C, 4.0%, 7/1/2038	145,000	148,122

Series 1A, AMT, 4.5%, 1/1/2038	145,000	149,043

		7,804,439
Texas 12.1%

Allen, TX, Independent School District Building, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2024	315,000	325,722

Alvin, TX, Independent School District, Series B, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2033	2,000,000	1,997,180

Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,189,560

Bridgeport, TX, Independent School District, 5.0%, 8/15/2022	1,630,000	1,778,053

Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series B, 5.0%, 12/1/2023 (a)	2,410,000	2,705,659

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Goose Creek, TX, Consolidated Independent School District, Series B, 3.0%, Mandatory Put 10/1/2020 @ 100, 10/1/2049	1,000,000	1,007,050

Gulf Coast, TX, Waste Disposal Authority Revenue, Waste Management of Texas, Series B, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2028	250,000	250,000

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,631,370

Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,555,039

Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,855,100

Houston, TX, Airport Systems Revenue:

Series A, AMT, 5.0%, 7/1/2025	500,000	560,500

Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,135,920

Houston, TX, Independent School District, Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,013,930

Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360%, 0.643%*, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,549,595

Katy, TX, Katy Independent School District, Series 2015-C, 67% of 1-month USD-LIBOR + 0.280%, 0.825%*, Mandatory Put 8/16/2021 @ 100, 8/15/2036	1,000,000	994,740

Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc. Project, AMT, 1.12%, Mandatory Put 5/1/2020 @ 100, 1/1/2026	500,000	500,000

Richardson, TX, Independent School District, 5.0%, 2/15/2021	2,000,000	2,064,720

Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,495,248

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	180,000	182,295

Tarrant County, TX, Housing Finance Corp., Multi-Family Housing Gateway Apartments, 0.2%**, 5/5/2020, LIQ: Fannie Mae, LOC: Fannie Mae	430,000	430,000

Texas, Cypress Fairbanks Independent School District, School Building, Series A-2, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2036	2,000,000	2,003,460

Texas, Eagle Mountain & Saginaw Independent School District, 5.0%, 8/15/2030	1,985,000	2,394,446

Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,109,212

Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	529,310

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)

Texas, State Veterans Housing Assistance, Fund II, Series A, AMT, 0.25%**, 5/5/2020, SPA: State Street Bank & Trust Co.	135,000	135,000

		37,393,109
Virginia 4.1%

Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,328,650

Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project:

5.0%, 8/1/2021 (a)	1,650,000	1,734,183

5.0%, 8/1/2022 (a)	1,000,000	1,089,040

Hampton Roads, VA, Transportation Accountability Commission Revenue, Series A, 5.0%, 7/1/2022	2,500,000	2,711,725

Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,399,143

Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment Programs, Series E, 5.0%, 2/1/2023	1,035,000	1,144,503

Virginia Beach, VA, General Obligation, Series B, 5.0%, 7/15/2022	2,940,000	3,200,572

		12,607,816
Washington 3.2%

Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490%, 0.71%*, Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	1,976,820

Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,838,849

Washington, State General Obligation:

5.0%, 6/1/2026 (a)	500,000	588,410

5.0%, 6/1/2027 (a)	300,000	361,722

Washington, State Housing Finance Commission, Panorama City Project, 0.1%**, 5/7/2020, LOC: Wells Fargo Bank NA	360,000	360,000

Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	1,741,260

		9,867,061
West Virginia 0.7%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,277,900

The accompanying notes are an integral part of the financial statements.

20	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Wisconsin 2.7%

Wisconsin, PMA Levy & Aid Anticipation Notes Program, Note Participations, Series A, 3.0%, 10/23/2020	2,465,000	2,492,953

Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650%, 0.86%*, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	984,900

Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	2,045,000	2,121,074

Wisconsin, State Transportation Revenue, Series 1, 5.0%, 7/1/2022	2,600,000	2,826,018

		8,424,945
Other 0.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-024, AMT, 2.304%, 5/15/2027, LIQ: Freddie Mac	575,000	595,292

Total Municipal Bonds and Notes (Cost $319,627,090)		318,682,448

	Shares	Value ($)
Open-End Investment Company 0.4%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.167%*** (Cost $1,283,459)	1,283,000	1,283,256

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $320,910,549)	103.7	319,965,704
Other Assets and Liabilities, Net	(3.7)	(11,395,849)

Net Assets	100.0	308,569,855

*

Variable or floating rate security. These securities are shown at their current rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

***	Current yield; not a coupon rate.

(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	21

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$318,682,448	$—	$318,682,448
Open-End Investment Companies	1,283,256	—	—	1,283,256
Total	$1,283,256	$318,682,448	$—	$319,965,704

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Short-Term Municipal Bond Fund

Statement of Assets and Liabilities

as of April 30, 2020 (Unaudited)

Assets
Investments in securities, at value (cost $320,910,549)	$319,965,704
Receivable for investments sold	241,297
Receivable for Fund shares sold	1,464,573
Interest receivable	3,226,820
Other assets	47,469
Total assets	324,945,863

Liabilities
Payable for investments purchased — when-issued securities	13,015,193
Payable for Fund shares redeemed	3,023,207
Distributions payable	48,749
Accrued management fee	58,068
Accrued Trustees’ fees	3,872
Other accrued expenses and payables	226,919
Total liabilities	16,376,008
Net assets, at value	$308,569,855

Net Assets Consist of
Distributable earnings (loss)	(552,407)
Paid-in capital	309,122,262
Net assets, at value	$308,569,855

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	23

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value, offering and redemption price per share ($149,158,067 ÷ 14,921,670 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.00
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,717,685 ÷ 371,991 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.99
Class S

Net Asset Value, offering and redemption price per share ($48,708,784 ÷ 4,879,410 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.98
Institutional Class

Net Asset Value, offering and redemption price per share ($106,985,319 ÷ 10,700,497 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.00

The accompanying notes are an integral part of the financial statements.

24	|	DWS Short-Term Municipal Bond Fund

Statement of Operations

for the six months ended April 30, 2020 (Unaudited)

Investment Income
Income:
Interest	$3,244,338
Expenses:
Management fee	484,429
Administration fee	159,883
Services to shareholders	147,518
Distribution and service fees	215,028
Custodian fee	4,611
Professional fees	35,189
Reports to shareholders	23,237
Registration fees	32,921
Trustees’ fees and expenses	7,097
Other	18,895
Total expenses before expense reductions	1,128,808
Expense reductions	(114,752)
Total expenses after expense reductions	1,014,056
Net investment income	2,230,282

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	452,831
Change in net unrealized appreciation (depreciation) on investments	(5,083,301)
Net gain (loss)	(4,630,470)
Net increase (decrease) in net assets resulting from operations	$(2,400,188)

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:

Net investment income	$2,230,282	$4,487,558
Net realized gain (loss)	452,831	873,003
Change in net unrealized appreciation (depreciation)	(5,083,301)	4,653,730
Net increase (decrease) in net assets resulting from operations	(2,400,188)	10,014,291
Distributions to shareholders:

Class A	(1,385,060)	(1,913,708)
Class C	(18,017)	(55,977)
Class S	(409,805)	(830,261)
Institutional Class	(967,134)	(1,688,481)
Total distributions	(2,780,016)	(4,488,427)
Fund share transactions:

Proceeds from shares sold	120,004,546	262,220,245
Reinvestment of distributions	2,577,526	4,163,043
Payments for shares redeemed	(138,755,628)	(166,995,064)
Net increase (decrease) in net assets from Fund share transactions	(16,173,556)	99,388,224
Increase (decrease) in net assets	(21,353,760)	104,914,088
Net assets at beginning of period	329,923,615	225,009,527

Net assets at end of period	$308,569,855	$329,923,615

The accompanying notes are an integral part of the financial statements.

26	|	DWS Short-Term Municipal Bond Fund

Financial Highlights

	Six Months Ended 4/30/20		Years Ended October 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.15		$9.93	$10.10	$10.16	$10.21	$10.26
Income (loss) from investment operations:

Net investment income[a]	.06		.15	.17	.13	.12	.09
Net realized and unrealized gain (loss)	(.13)		.23	(.17)	(.06)	(.05)	(.05)
Total from investment operations	(.07)		.38	—	.07	.07	.04
Less distributions from:

Net investment income	(.06)		(.16)	(.17)	(.13)	(.12)	(.09)
Net realized gains	(.02)		—	—	—	—	—
Total distributions	(.08)		(.16)	(.17)	(.13)	(.12)	(.09)
Net asset value, end of period	$10.00		$10.15	$9.93	$10.10	$10.16	$10.21
Total Return (%)[b,c]	(.68	)**	3.83	(.02)	.67	.66	.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	149		180	104	121	158	189
Ratio of expenses before expense reductions (%)	.78	*	.91	.94	.91	.90	.89
Ratio of expenses after expense reductions (%)	.72	*	.72	.71	.73	.73	.76
Ratio of net investment income (%)	1.29	*	1.54	1.67	1.26	1.15	.91
Portfolio turnover rate (%)	42	**	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	27

	Six Months Ended 4/30/20		Years Ended October 31,
Class C	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.15		$9.93	$10.10	$10.16	$10.20	$10.26
Income (loss) from investment operations:

Net investment income[a]	.03		.08	.09	.05	.04	.02
Net realized and unrealized gain (loss)	(.14)		.22	(.17)	(.06)	(.04)	(.06)
Total from investment operations	(.11)		.30	(.08)	(.01)	.00 ***	(.04)
Less distributions from:

Net investment income	(.03)		(.08)	(.09)	(.05)	(.04)	(.02)
Net realized gains	(.02)		—	—	—	—	—
Total distributions	(.05)		(.08)	(.09)	(.05)	(.04)	(.02)
Net asset value, end of period	$9.99		$10.15	$9.93	$10.10	$10.16	$10.20
Total Return (%)[b,c]	(1.15	)**	3.05	(.77)	(.08)	.01	(.43)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		5	8	14	20	25
Ratio of expenses before expense reductions (%)	1.59	*	1.70	1.70	1.68	1.67	1.67
Ratio of expenses after expense reductions (%)	1.47	*	1.47	1.46	1.48	1.48	1.51
Ratio of net investment income (%)	.54	*	.85	.90	.51	.40	.16
Portfolio turnover rate (%)	42	**	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Short-Term Municipal Bond Fund

	Six Months Ended 4/30/20		Years Ended October 31,
Class S	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.13		$9.92	$10.09	$10.15	$10.19	$10.25
Income (loss) from investment operations:

Net investment income[a]	.07		.17	.18	.14	.13	.11
Net realized and unrealized gain (loss)	(.13)		.21	(.17)	(.06)	(.04)	(.06)
Total from investment operations	(.06)		.38	.01	.08	.09	.05
Less distributions from:

Net investment income	(.07)		(.17)	(.18)	(.14)	(.13)	(.11)
Net realized gains	(.02)		—	—	—	—	—
Total distributions	(.09)		(.17)	(.18)	(.14)	(.13)	(.11)
Net asset value, end of period	$9.98		$10.13	$9.92	$10.09	$10.15	$10.19
Total Return (%)[b]	(.61	)**	3.88	.12	.82	.91	.48

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49		51	46	113	81	74
Ratio of expenses before expense reductions (%)	.65	*	.75	.81	.81	.74	.76
Ratio of expenses after expense reductions (%)	.57	*	.57	.56	.58	.58	.61
Ratio of net investment income (%)	1.44	*	1.72	1.78	1.41	1.30	1.06
Portfolio turnover rate (%)	42	**	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	29

	Six Months Ended 4/30/20		Years Ended October 31,
Institutional Class	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.15		$9.93	$10.10	$10.16	$10.20	$10.26
Income (loss) from investment operations:

Net investment income[a]	.08		.18	.19	.15	.14	.12
Net realized and unrealized gain (loss)	(.13)		.22	(.17)	(.06)	(.04)	(.06)
Total from investment operations	(.05)		.40	.02	.09	.10	.06
Less distributions from:

Net investment income	(.08)		(.18)	(.19)	(.15)	(.14)	(.12)
Net realized gains	(.02)		—	—	—	—	—
Total distributions	(.10)		(.18)	(.19)	(.15)	(.14)	(.12)
Net asset value, end of period	$10.00		$10.15	$9.93	$10.10	$10.16	$10.20
Total Return (%)[b]	(.55	)**	4.09	.23	.92	1.02	.58

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107		94	67	45	40	101
Ratio of expenses before expense reductions (%)	.55	*	.69	.72	.66	.65	.64
Ratio of expenses after expense reductions (%)	.47	*	.48	.46	.48	.48	.51
Ratio of net investment income (%)	1.54	*	1.79	1.95	1.51	1.39	1.15
Portfolio turnover rate (%)	42	**	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS Short-Term Municipal Bond Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the “Fund”) is a diversified series of Deutsche DWS Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Effective on or about July 15, 2020, Class A shares will be subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Short-Term Municipal Bond Fund	|	31

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Preferred shares of closed-end investment companies held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

32	|	DWS Short-Term Municipal Bond Fund

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the aggregate cost of investments for federal income tax purposes was $320,914,791. The net unrealized depreciation for all investments based on tax cost was $949,087. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $1,866,358 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $2,815,445.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

DWS Short-Term Municipal Bond Fund	|	33

relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $139,858,759 and $161,989,896, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net

34	|	DWS Short-Term Municipal Bond Fund

assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.300%
Next $500 million of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $2.0 billion of such net assets	.255%

Accordingly, for the six months ended April 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.30% of the Fund’s average daily net assets.

For the period from November 1, 2019 through January 31, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.72%
Class C	1.47%
Class S	.57%
Institutional Class	.47%

For the six months ended April 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$50,836
Class C	2,444
Class S	19,337
Institutional Class	42,135
$114,752

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2020, the Administration Fee was $159,883, of which $24,967 is unpaid.

DWS Short-Term Municipal Bond Fund	|	35

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2020
Class A	$2,792	$671
Class C	182	46
Class S	1,577	557
Institutional Class	1,395	512
	$5,946	$1,786

In addition, for the six months ended April 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$59,442
Class C	2,181
Class S	39,435
Institutional Class	37,909
$138,967

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2020
Class C	$14,814	$2,235

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and

36	|	DWS Short-Term Municipal Bond Fund

pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2020	Annualized Rate
Class A	$195,314	$89,765	.23%
Class C	4,900	2,320	.25%
	$200,214	$92,085

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2020.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2020, the CDSC for Class C shares aggregated $40. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares purchased prior to February 11, 2019. For the six months ended April 30, 2020, DDI received $873 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,101, of which $5,646 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended April 30, 2020, the Fund engaged in securities purchases of $51,541,000 and securities sales of $75,455,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

DWS Short-Term Municipal Bond Fund	|	37

commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2020.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	5,256,439	$53,280,932	15,259,413	$154,046,934
Class C	48,853	491,323	128,666	1,283,816
Class S	1,688,312	16,994,921	2,708,774	27,245,647
Institutional Class	4,875,704	49,237,370	7,931,920	79,643,848
		$120,004,546		$262,220,245

Shares issued to shareholders in reinvestment of distributions
Class A	130,020	$1,314,555	174,011	$1,754,207
Class C	1,482	14,981	4,745	47,686
Class S	37,275	376,103	74,560	750,109
Institutional Class	86,280	871,887	159,841	1,611,041
		$2,577,526		$4,163,043

Shares redeemed
Class A	(8,206,760)	$(82,690,633)	(8,142,464)	$(81,878,892)
Class C	(151,500)	(1,536,318)	(441,528)	(4,444,746)
Class S	(1,910,645)	(19,245,441)	(2,392,573)	(24,050,848)
Institutional Class	(3,497,845)	(35,283,236)	(5,608,467)	(56,620,578)
		$(138,755,628)		$(166,995,064)

Net increase (decrease)
Class A	(2,820,301)	$(28,095,146)	7,290,960	$73,922,249
Class C	(101,165)	(1,030,014)	(308,117)	(3,113,244)
Class S	(185,058)	(1,874,417)	390,761	3,944,908
Institutional Class	1,464,139	14,826,021	2,483,294	24,634,311
		$(16,173,556)		$99,388,224

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is

38	|	DWS Short-Term Municipal Bond Fund

evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

DWS Short-Term Municipal Bond Fund	|	39

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

40	|	DWS Short-Term Municipal Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$993.20	$988.50	$993.90	$994.50
Expenses Paid per $1,000*	$3.57	$7.27	$2.83	$2.33

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/20	$1,021.28	$1,017.55	$1,022.03	$1,022.53
Expenses Paid per $1,000*	$3.62	$7.37	$2.87	$2.36

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.72%	1.47%	.57%	.47%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Short-Term Municipal Bond Fund	|	41

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

42	|	DWS Short-Term Municipal Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Short-Term Municipal Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Short-Term Municipal Bond Fund	|	43

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018.

44	|	DWS Short-Term Municipal Bond Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

DWS Short-Term Municipal Bond Fund	|	45

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

46	|	DWS Short-Term Municipal Bond Fund

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Short-Term Municipal Bond Fund	|	47

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

48	|	DWS Short-Term Municipal Bond Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 889	25158T 806	25158T 830
Fund Number	436	736	2336	536

DWS Short-Term Municipal Bond Fund	|	49

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

50	|	DWS Short-Term Municipal Bond Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS Short-Term Municipal Bond Fund	|	51

DSTMBF-3

(R-027575-9 6/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2020